Quantified Managed Income Fund

Investor Class Shares QBDSX

Advisor Class Shares QBDAX

Quantified All-Cap Equity Fund

Investor Class Shares QACFX

Advisor Class Shares QACAX

Quantified Market Leaders Fund

Investor Class Shares QMLFX

Advisor Class Shares QMLAX

Quantified Alternative Investment Fund

Investor Class Shares QALTX

Advisor Class Shares QALAX

Quantified STF Fund

Investor Class Share QSTFX

Advisor Class Shares QSTAX

Supplement dated March 19, 2018, to the

Prospectus and Summary Prospectuses dated October 30, 2017

Adviser: Advisors Preferred, LLC 1445 Research Boulevard, Ste. 530 Rockville, MD 20850	Sub-Adviser: Flexible Plan Investments, Ltd. 3883 Telegraph Road, Suite 100 Bloomfield Hills, MI 48302

_____________________________________________________________________

The information in this Supplement amends certain information contained in the currently effective Prospectus and Summary Prospectuses for the Funds, each dated October 30, 2017.

Effective as of the close of business March 9, 2018, George Yang no longer serves as a Subadviser Portfolio Manager for each of the Funds. Accordingly, all references to Mr. Yang are deleted in their entirety.

********************

You should read this Supplement in conjunction with the Prospectus, Summary Prospectuses, Statement of Additional Information for the Funds, each dated October 30, 2017; and the Statement of Additional Information supplement dated March 19, 2018 for the Funds, which provide information that you should know about the Funds before investing. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling the Funds toll-free 1-855-64-QUANT (1-855-647-8268) or by visiting www.quantifiedfunds.com. You may also write to Quantified Funds, c/o Gemini Fund Services, LLC, PO Box 541150, Omaha, Nebraska 68154.

Please retain this Supplement for future reference.

Quantified Managed Income Fund

Investor Class Shares QBDSX

Advisor Class Shares QBDAX

Quantified All-Cap Equity Fund

Investor Class Shares QACFX

Advisor Class Shares QACAX

Quantified Market Leaders Fund

Investor Class Shares QMLFX

Advisor Class Shares QMLAX

Quantified Alternative Investment Fund

Investor Class Shares QALTX

Advisor Class Shares QALAX

Quantified STF Fund

Investor Class Share QSTFX

Advisor Class Shares QSTAX

EACH A SERIES OF ADVISORS PREFERRED TRUST

Supplement dated March 19, 2018, to the

Statement of Additional Information dated October 30, 2017

_____________________________________________________________________

The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information dated October 30, 2017.

Effective as of the close of business March 9, 2018, George Yang no longer serves as a Subadviser Portfolio Manager for each of the Funds. Accordingly, all references to Mr. Yang are deleted in their entirety.

********************

You should read this Supplement in conjunction with the Prospectus, Summary Prospectuses, Statement of Additional Information for the Funds, each dated October 30, 2017; and the Prospectus and Summary Prospectuses supplements for the Funds each dated March 19, 2018, which provide information that you should know about the Funds before investing. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling the Funds toll-free 1-855-64-QUANT (1-855-647-8268) or by visiting www.quantifiedfunds.com. You may also write to Quantified Funds, c/o Gemini Fund Services, LLC, PO Box 541150, Omaha, Nebraska 68154.

Please retain this Supplement for future reference.